Stockholder's Equity	9 Months Ended
Mar. 31, 2014
Equity [Abstract]
Stockholder's Equity

10. Stockholder’s Equity

The Company is authorized to issue 150,000,000 shares of capital stock, consisting of 100,000,000 shares of Class A Common Stock, 25,000,000 shares of Class B Common Stock, and 25,000,000 shares of Preferred Stock, par value $0.01 per share. On November 1, 2013, the Company issued 100 shares of Class A Common Stock in exchange for $10.00, all of which were held by BC-Malibu Boats GP, an affiliate of Black Canyon Capital LLC, in connection with formation of Malibu Boats, Inc. These shares were subsequently redeemed for nominal consideration in connection with the Recapitalization.

As discussed in Note 2, on February 5, 2014, the Company completed its IPO of 8,214,285 shares of Class A Common Stock at a price to the public of $14.00 per share. Immediately prior to the IPO, on February 4, 2014, two holders of membership interests in the LLC merged with and into two newly-formed subsidiaries of the Company. As a result of these mergers, the sole stockholders of each of the two merging entities received an aggregate 2,840,545 shares of Class A Common Stock in exchange for shares of capital stock of the merging entities. A total of 34 shares of Class B Common Stock (one to each existing LLC Unit holder) were issued to existing LLC Unit holders in connection with the Recapitalization.

Class A Common Stock and Class B Common Stock

Voting Rights

Holders of Class A Common Stock and Class B Common Stock will have voting power over Malibu Boats, Inc., the sole managing member of the LLC, at a level that is consistent with their overall equity ownership of our business. Pursuant to the Company’s certificate of incorporation and bylaws, each share of Class A Common Stock entitles the holder to one vote with respect to each matter presented to the Company’s stockholders on which the holders of Class A Common Stock are entitled to vote. Each holder of Class B Common Stock shall be entitled to the number of votes equal to the total number of LLC Units held by such holder multiplied by the exchange rate specified in the Exchange Agreement with respect to each matter presented to the Company’s stockholders on which the holders of Class B Common Stock are entitled to vote. Accordingly, the holders of LLC Units collectively have a number of votes that is equal to the aggregate number of LLC Units that they hold. Subject to any rights that may be applicable to any then outstanding preferred stock, the Company’s Class A and Class B Common Stock vote as a single class on all matters presented to the Company’s stockholders for their vote or approval, except as otherwise provided in the Company’s certificate of incorporation or bylaws or required by applicable law. Holders of the Company’s Class A and Class B Common Stock do not have cumulative voting rights. Except in respect of matters relating to the election and removal of directors on the Company’s board of directors and as otherwise provided in the Company’s certificate of incorporation, the Company’s bylaws, or as required by law, all matters to be voted on by the Company’s stockholders must be approved by a majority of the shares present in person or by proxy at the meeting and entitled to vote on the subject matter.

Dividends

Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of the Company’s Class A Common Stock will be entitled to share equally, identically and ratably in any dividends that the board of directors may determine to issue from time to time. Holders of the Company’s Class B Common Stock do not have any right to receive dividends.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, holders of the Company’s Class A Common Stock would be entitled to share ratably in the Company’s assets that are legally available for distribution to stockholders after payment of its debts and other liabilities. If the Company has any preferred stock outstanding at such time, holders of the preferred stock may be entitled to distribution and/or liquidation preferences. In either such case, the Company must pay the applicable distribution to the holders of its preferred stock before it may pay distributions to the holders of its Class A Common Stock. Holders of the Company Class B Common Stock do not have any right to receive a distribution upon a voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs.

Other Rights

Holders of the Company’s Class A Common Stock will have no preemptive, conversion or other rights to subscribe for additional shares. The rights, preferences and privileges of the holders of the Company’s Class A Common Stock will be subject to, and may be adversely affected by, the rights of the holders of shares of any series of the Company’s preferred stock that the Company may designate and issue in the future.

Preferred Stock

Though the Company currently has no plans to issue any shares of preferred stock, its board of directors has the authority, without further action by the Company’s stockholders, to designate and issue up to 25,000,000 shares of preferred stock in one or more series. The Company’s board of directors may also designate the rights, preferences and privileges of the holders of each such series of preferred stock, any or all of which may be greater than or senior to those granted to the holders of common stock. Though the actual effect of any such issuance on the rights of the holders of common stock will not be known until the Company’s board of directors determines the specific rights of the holders of preferred stock, the potential effects of such an issuance include:

•	diluting the voting power of the holders of common stock;

•	reducing the likelihood that holders of common stock will receive dividend payments;

•	reducing the likelihood that holders of common stock will receive payments in the event of our liquidation, dissolution, or winding up; and

•	delaying, deterring or preventing a change-in-control or other corporate takeover.

LLC Units

In connection with the Recapitalization, the LLC Agreement was amended and restated to, among other things; modify its capital structure by replacing the different classes of interests previously held by the LLC unit holders to a single new class of units called “LLC Units.” As a result of the Recapitalization and IPO, the Company holds LLC Units in the LLC and is the sole managing member of the LLC. Holders of LLC Units do not have voting rights under the LLC Agreement.

Further, the LLC and its existing owners entered into the Exchange Agreement under which (subject to the terms of the Exchange Agreement) they will have the right to exchange their LLC Units for shares of the Company’s Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications, or at the Company’s option, other than in the event of a change in control, for a cash payment equal to the market value of the Class A Common Stock. As of March 31, 2014, existing unit holders held 11,373,737 LLC Units, representing 50.7% of the economic interest in the LLC. As discussed in Note 2, the Company has the right to determine when distributions will be made to holders of LLC Units and the amount of any such distributions under the LLC Agreement. If the Company authorizes a distribution, such distribution will be made to the members of the LLC (including the Company) pro rata in accordance with the percentages of their respective LLC Units.